Strategic investments - Details and activity of the HPQ warrants (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	25,844,600
Addition	0
Exercised	(16,250,000)
Number of warrants, outstanding, ending balance	9,594,600
August 21, 2021
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	16,250,000
Addition	0
Exercised	(16,250,000)
Number of warrants, outstanding, ending balance	0
Exercise price ($) | $ / shares	$ 0.16
April 29, 2023
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	1,200,000
Addition	0
Exercised	0
Number of warrants, outstanding, ending balance	1,200,000
Exercise price ($) | $ / shares	$ 0.10
June 2, 2023
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	4,394,600
Addition	0
Exercised	0
Number of warrants, outstanding, ending balance	4,394,600
Exercise price ($) | $ / shares	$ 0.10
September 3, 2023
Disclosure of detailed information about financial instruments [line items]
Number of warrants, outstanding, beginning balance	4,000,000
Addition	0
Exercised	0
Number of warrants, outstanding, ending balance	4,000,000
Exercise price ($) | $ / shares	$ 0.61